Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Summary of Group Reconciles Segment Performance Measure to Profit	The Group reconciles the segment’s performance measure to profit for the year as presented in the Consolidated Statement of Comprehensive Income as follows:

	Note	December 31, 2022	December 31, 2021	December 31, 2020
Profit for the year (i)		108,697	77,853	28,187
Income tax expense	12	11,586	7,647	3,231
Inflation adjustment	11	1,037	334	(38)
Finance income	11	(18,078)	(2,540)	(502)
Finance costs	11	24,668	544	67
Other operating (gain) / loss	24	697	(2,896)	2,896
Impairment loss / (gain) on financial assets (ii)	16, 17	5,534	33	(808)
Depreciation and amortization	10	8,147	4,747	992
Secondary offering expenses (iii)	8	89	5,158	453
Transaction costs (iv)	8	—	687	158
Other non-recurring costs (v)	8	2,014	—	—
Share-based payment non-cash charges, net of forfeitures	13	8,684	7,590	7,295
Adjusted EBITDA		153,075	99,157	41,931

Revenues	6	418,925	244,120	104,143
Adjusted EBITDA		153,075	99,157	41,931
Adjusted EBITDA Margin		36.5%	40.6%	40.3%
Profit Margin		25.9%	31.9%	27.1%

(i)
Includes a net gain of USD 14,559 related to the effective portion of the change in the spot rate of the hedged currency, which offsets a foreign exchange loss of USD 14,832 (together for a net foreign exchange loss of USD 273 included in Cost of Services). For further information refer to Notes 6(c)i, Note 11 (iii) and Note 24 Derivative financial instruments.
(ii)
USD 5.6 million corresponds to deposits in FTX Trading Ltd. (see note 17.iii).
(iii)
Corresponds to expenses incurred by dLocal in relation to a secondary offering of its shares occurred in 2021.
(iv)
Corresponds to costs related to the acquisition of PrimeiroPay explained in Note 20: Intangible Assets and costs related to the potential acquisition of business (whether the acquisition is completed or not).
In 2022, it includes non-recurring costs related to an internal review of the allegations made by a short-seller report, including fees from independent counsel, independent global expert services and forensic accounting advisory firm.
Summary of Payments from/to Such Customers

	2022	YoY%	2021	YoY%	2020
LatAm	345,360	54.5%	223,602	140.1%	93,124
Brazil	84,025	40.8%	59,698	268.8%	16,185
Argentina	77,577	54.6%	50,165	51.2%	33,179
Mexico	68,000	103.7%	33,376	150.3%	13,337
Chile	52,464	43.7%	36,497	163.8%	13,834
Other countries	63,294	44.3%	43,866	164.4%	16,589
Asia and Africa	73,565	258.5%	20,518	86.2%	11,019
Revenues [1]	418,925	71.6%	244,120	134.4%	104,143

During the years ended December 31, 2022, 2021 and 2020, the Group had no revenues from customers attributed to the entity’s country of domicile.